GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Finite-Lived Intangible Assets by Major Class

Intangible assets are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥33,702	¥23,425	¥30,409	¥21,696
Patent rights	18,227	15,015	19,185	15,310
Customer relationships	26,959	6,078	25,726	9,053
Other	11,866	6,687	9,771	6,190

Total	¥90,754	¥51,205	¥85,091	¥52,249

Schedule of Indefinite-lived Intangible Assets by Major Class

	March 31,
	2010	2011
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥10,042	¥9,317
Other	2	1

Total	¥10,044	¥9,318

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

Intangible assets acquired during the year ended March 31, 2011 are as follows:

Year ended March 31, 2011
(Yen in millions)
Intangible assets subject to amortization:
Software	¥2,996
Patent rights	3,682
Customer relationships	120
Other	299

Total	¥7,097

Schedule of Expected Amortization Expense, Table

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259

Schedule of Goodwill

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2010 and 2011 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2009
Goodwill	¥100	¥912	¥9,241	¥29,358	¥18,456	¥9,129	¥4,140	¥71,336
Accumulated impairment losses	—	—	(5,415)	—	—	—	(2,695)	(8,110)

	100	912	3,826	29,358	18,456	9,129	1,445	63,226
Goodwill acquired during the year	—	—	—	—	—	1,082	456	1,538
Impairment of goodwill	—	—	—	—	—	(22)	—	(22)
Translation adjustments and reclassification to other accounts	—	397	(549)	(841)	—	3,853	—	2,860

Balance at March 31, 2010
Goodwill	100	1,309	8,692	28,517	18,456	14,064	4,596	75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,266	¥2,941	¥26,868	¥18,456	¥13,170	¥1,900	¥64,701